Trade and other receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	€ 6
Ending balance	7	€ 6
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	6	4
Provision for expected credit losses	8	7
Reversal of unutilized provisions	(2)	(2)
Receivables written off	(5)	(3)
Ending balance	€ 7	€ 6